Vanguard Explorer Value Fund
Supplement Dated June 23, 2022, to the Prospectus Dated December 17, 2021
Important Changes to Vanguard Explorer Value Fund
Effective immediately, the board of trustees of Vanguard Scottsdale Funds (the Board) approved changing the performance benchmark of Vanguard Explorer Value Fund (the Fund) for the portion of the Fund managed by Cardinal Capital Management, L.L.C. (Cardinal Capital) from the Russell 3000 Value Custom Index to the Russell 2500 Value Index to better align Cardinal Capital’s performance incentives with the Fund’s benchmark index and the benchmark typically used by peer funds.
Prospectus Text Changes
In the More on the Fund section under the Investment Advisors heading, the fourth sentence of the first full paragraph on page 15 is hereby deleted and replaced in its entirety with the following:
The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 2000 Value Index (for Frontier Capital) or the Russell 2500 Value Index (for Ariel and Cardinal Capital) over the preceding 36-month period.
The fifth sentence of the first full paragraph on page 15 is hereby deleted in its entirety.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 1690B 062022

Vanguard Scottsdale Funds

Supplement Dated June 23, 2022, to the Statement of Additional Information Dated December 17, 2021
Important Changes to Vanguard Explorer Value Fund
Effective immediately, the board of trustees of Vanguard Scottsdale Funds (the Board) approved changing the performance benchmark of Vanguard Explorer Value Fund (the Fund) for the portion of the Fund managed by Cardinal Capital Management, L.L.C. (Cardinal Capital) from the Russell 3000 Value Custom Index to the Russell 2500 Value Index to better align Cardinal Capital’s performance incentives with the Fund’s benchmark index and the benchmark typically used by peer funds.
Statement of Additional Information Text Changes
In the Investment Advisory and Other Services section under the I. Vanguard Explorer Value Fund heading beginning on page B-61, the following changes are made:
The fourth sentence of the introductory paragraph is hereby deleted and replaced in its entirety with the following:
The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Fund relative to that of the Russell 2000 Value Index (for Frontier Capital) or the Russell 2500 Value Index (for Ariel and Cardinal Capital) over the preceding 36-month period.
The fifth sentence of the introductory paragraph is hereby deleted in its entirety.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 1690B 062022